Accounting principles, rules and methods - Going concern (Details) € in Thousands	12 Months Ended
	Dec. 31, 2023 EUR (€) installment	Dec. 31, 2024 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Jun. 30, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Accounting principles, rules and methods
Cash and cash equivalents	€ 5,567		€ 11,053	€ 23,926		€ 5,847
Nominal value of each installments					€ 4,000
2021 Atlas contract
Accounting principles, rules and methods
Additional financing amount	€ 8,000
Number of installments for issue of notes | installment	2
Nominal value of each installments	€ 4,000
Outstanding loan	€ 12,000
2021 Atlas contract | Issue of bonds
Accounting principles, rules and methods
Nominal value of each installments		€ 4,000